Derivative Instruments - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Derivative asset, Fair value	$ 567	$ 1,200
Derivative asset, Fair value	33	62
Derivative collateral obligation to return cash	508	998
Collateral securities as off-balance sheet	22	101
Derivative liability, Fair value	60	178
Derivative liability, Fair value	33	62
Derivative collateral right to reclaim cash	14	106
Initial Margin [Member]
Derivative asset, Fair value	$ 144	$ 114